Significant Customers	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
Significant Customers

NOTE 8. SIGNIFICANT CUSTOMERS

Carriers representing 10% or more of total revenue are presented in the table below:

	For the three months ended June 30,		For the six months ended June 30,
	2020	2019	2020	2019
BlueCross BlueShield	30%	27%	27%	27%
Priority Health	28%	16%	26%	21%

No other single insurance carrier accounted for more than 10% of the Company’s commission revenues. The loss of any significant customer, including Priority Health and BlueCross BlueShield, could have a material adverse effect on the Company.

NOTE 9. SIGNIFICANT CUSTOMERS

Carriers representing 10% or more of total revenue are presented in the table below:

Insurance Carrier	December 31, 2019	December 31, 2018
BlueCross BlueShield	26.2%	39.5%
Priority Health	19.7%	44.2%

No other single insurance carrier accounted for more than 10% of the Company’s commission revenues. The loss of any significant customer, including Priority Health and BCBS, could have a material adverse effect on the Company.